Basis Of Financial Statements And Summary Of Significant Accounting Policies [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Estimated Useful Lives Of Premises And Equipment [Table Text Block]

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	10 to 39

Useful Life Of Intangible Assets And Amortization Method By Major Class [Table Text Block]

	Useful lives (years)	Amortization method
Software	2 to 10	Straight-line
Core deposit intangibles	4 to 19	Declining-balance
Customer relationships	7 to 27	Straight-line, Declining-balance
Trade names	2 to 40	Straight-line